CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Allowance for doubtful accounts	$ 14,329	$ 8,055
Accounts payable	28,135	23,526
Accrued expenses and other current liabilities	47,404	36,790
Income tax payable	8,216	7,539
Deferred revenues	61,881	38,457
Deferred government subsidy-current		63
Short term borrowings	53,364	56,772
Long-term borrowings	229,467
Deferred tax liabilities-non-current	9,772	7,506
Consolidated VIEs without recourse to iKang Healthcare Group, Inc.
Accounts payable	22,685	19,530
Accrued expenses and other current liabilities	41,319	30,631
Income tax payable	7,386	6,254
Deferred revenues	52,210	31,786
Deferred government subsidy-current	0	63
Short term borrowings	53,364	56,772
Long-term borrowings	229,467	0
Deferred tax liabilities-non-current	$ 9,422	$ 6,670
Class A common shares
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	37,648,485	37,648,485
Common shares, issued	33,556,439	33,556,439
Common shares, outstanding	33,556,439	33,556,439
Class C common shares
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized	2,000,000	2,000,000
Common shares, issued	805,100	805,100
Common shares, outstanding	805,100	805,100